Employee Benefit Plan, Description of Plan, Contributions (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) d
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Minimum Annual Compensation to Total Compensation, Percentage	1.00%
EBP, Participant Contribution, Roth, Minimum Annual Compensation to Total Compensation, Percentage	1.00%
EBP, Participant Contribution, After-tax, Minimum Annual Compensation to Total Compensation, Percentage	1.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	90.00%
EBP, Participant Contribution, Roth, Maximum Annual Compensation to Total Compensation, Percentage	90.00%
EBP, Participant Contribution, After-tax, Maximum Annual Compensation to Total Compensation, Percentage	90.00%
EBP, Participant Contribution, Annual Catch-up Contribution Age	50
EBP, Participant Contribution, Pretax, Annual Catch-up Contribution Limit	$ 11,250
EBP, Participant Contribution, Roth, Annual Catch-up Contribution Limit	$ 11,250
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Participant Contribution, Automatic Increase in Deferral Rate	1.00%
EBP, Participant Contribution, Maximum Automatic Deferral Rate	15.00%
EBP, Participant Contribution, Automatic Contribution, Enrollment Waiting Period | d	60
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Holdings of Corteva Common Stock, Maximum Percentage	20.00%
Retirement Savings Contribution
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Noncontributory Percentage	3.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Enhanced Annual Catch-up Contribution Limit Age	60
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Enhanced Annual Catch-up Contribution Limit Age	63